Common Stock Warrants - Common Stock Warrant Activity (Details) - $ / shares			12 Months Ended
	Mar. 01, 2017	Jan. 08, 2017	Dec. 31, 2016	Dec. 31, 2015
Warrants expired	1,200,000	1,150,000
Outstanding, Ending			13,350,000
Exercisable, Ending			13,350,000
Weighted Average Exercise Price, Ending			$ 0.06
Weighted Average Exercise Price, Exercisable			$ 0.06	$ 0.05
Common Stock Warrants [Member]
Outstanding, Beginning			13,400,000	14,150,000
Warrants expired			(3,200,000)	(750,000)
Warrants granted			101,500,002
Warrants exercised			(9,000,000)
Outstanding, Ending			102,700,002	13,400,000
Exercisable, Ending			102,700,002
Weighted Average Exercise Price, Beginning			$ 0.050	$ 0.050
Weighted Average Exercise Price, Warrants expired			(0.065)	(0.120)
Weighted Average Exercise Price, Warrants granted			0.046
Weighted Average Exercise Price, Warrants exercised			(0.005)
Weighted Average Exercise Price, Ending			0.050	$ 0.050
Weighted Average Exercise Price, Exercisable			$ 0.050